Pension Plans - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	May 31, 2016	May 31, 2015	May 31, 2014
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Average compensation with accrued benefits vesting period	5 years
Reduction of service cost	$ (800)
Reduction of interest cost	(5,600)
Increase in income from continuing operations	6,400
Increase in net income	$ 4,700
Increase in basic earnings per share	$ 0.04
Increase in diluted earnings per share	$ 0.03
Matching contribution charged to income	$ 16,300	$ 14,900	$ 13,600
Pension Benefits, U.S. Plans
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Contribution to retirement plans in the next fiscal year	54,100
Expected reduction to net periodic benefit expense	(5,400)
Service cost	32,808	30,359	27,056
Interest cost	17,995	20,119	18,039
Pension Benefits, Non-U.S. Plans
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Contribution to retirement plans in the next fiscal year	6,000
Expected reduction to net periodic benefit expense	(1,000)
Service cost	4,061	4,611	4,375
Interest cost	5,070	$ 7,184	$ 7,382
Pension Plan, Defined Benefit
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	36,900
Interest cost	23,100
Estimated benefits payable in the first year	48,000
Estimated benefits payable in the second year	50,000
Estimated benefits payable in the third year	53,200
Estimated benefits payable in the fourth year	57,100
Estimated benefits payable in the fifth year	56,200
Estimated benefits payable in the years thereafter	$ 302,000